Investment Securities - Schedule of Unrealized Loss on Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	$ 781,661	$ 301,101
12 Months or Longer	169,082	0
Total	950,743	301,101
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	38,173	1,727
12 Months or Longer	17,313	0
Total	55,486	1,727
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	377,626	177,470
12 Months or Longer	147,510	0
Total	525,136	177,470
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	29,256	1,280
12 Months or Longer	16,240	0
Total	45,496	1,280
U.S. Government sponsored entity asset-backed securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	404,035	123,631
12 Months or Longer	21,572	0
Total	425,607	123,631
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	8,917	447
12 Months or Longer	1,073	0
Total	9,990	447
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	5,781	10,120
12 Months or Longer
Total	5,781	10,120
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	42	38
12 Months or Longer
Total	$ 42	$ 38